Private Placement (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 09, 2025	Nov. 21, 2024	Mar. 31, 2026	Dec. 31, 2025	Nov. 18, 2024
HORIZON SPACE ACQUISITION II CORP
Private Placement [Line Items]
Private placement units			213,500	213,500
Additional private placement price per unit					$ 10
Additional Private Units [Member] | HORIZON SPACE ACQUISITION II CORP
Private Placement [Line Items]
Additional private placement price per unit		$ 10
Gross proceeds from initial private placement		$ 135,000
Sale of an additional Initial private placement unit		13,500
Private Placement [Member]
Private Placement [Line Items]
Additional private placement price per unit			$ 10
Private Placement [Member] | HORIZON SPACE ACQUISITION II CORP
Private Placement [Line Items]
Additional private placement price per unit			$ 10	$ 10
Gross proceeds from initial private placement	$ 7,800,000
Initial private placement aggregate purchase price			$ 2,000,000	$ 2,000,000
Initial private placement unit purchased			200,000	200,000